PROSPECTUS SUPPLEMENT

February 13, 2015

for

Flexible Solutions® VUL III  •  Executive Benefits VUL  •  Flexible Solutions® VUL Gold  •  Flexible Solutions® VUL  •  Park Avenue Life – Millennium Series®  •  Park Avenue Survivorship Variable Universal Life (SVUL) – Millennium Series®  •  Park Avenue Variable Universal Life (VUL) –Millennium Series®  •  Park Avenue Variable Universal Life (VUL) – 97 Form  •  Park Avenue Life (PAL) 95  •  Park Avenue Life (PAL) 97  •  SelectGuard  •  Value Plus

Issued by

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

The following supplemental information should be read in conjunction with:

(i)	the Prospectus dated April 30, 2014 for Flexible Solutions® VUL III issued through The Guardian Separate Account N;

(ii)	the Prospectus dated April 30, 2014 for Executive Benefits VUL issued through The Guardian Separate Account N;

(iii)	the Prospectus dated April 30, 2014 for Flexible Solutions® VUL Gold issued through The Guardian Separate Account N;

(iv)	the Prospectus dated May 1, 2008, as supplemented, for Flexible Solutions® VUL issued through The Guardian Separate Account N;

(v)	the Prospectus dated May 1, 2006, as supplemented, for Park Avenue Life – Millennium Series® issued through The Guardian Separate Account K;

(vi)	the Prospectus dated May 1, 2008, as supplemented, for Park Avenue Survivorship Variable Universal Life (SVUL) – Millennium Series® issued through The Guardian Separate Account N;

(vii)	the Prospectus dated May 1, 2006, as supplemented, for Park Avenue Variable Universal Life (VUL) – Millennium Series® issued through The Guardian Separate Account N;

(viii)	the Prospectus dated May 1, 2001, as supplemented, for Park Avenue Variable Universal Life (VUL) – 97 Form issued through The Guardian Separate Account M;

(ix)	the Prospectus dated April 30, 2012 for the Park Avenue Life (PAL) 95 Variable Whole Life Insurance Policy with Modified Scheduled Premiums issued through The Guardian Separate Account K;

(x)	the Prospectus dated April 30, 2012 for the Park Avenue Life (PAL) 97 Variable Whole Life Insurance Policy with Modified Scheduled Premiums issued through The Guardian Separate Account K;

(xi)	the Prospectus dated May 1, 1998, as supplemented, for the SelectGuard Annual Premium Variable Life Insurance Policy issued through the Guardian Separate Account C; and

(xii)	the Prospectus dated May 1, 2002 for the Value Plus Single Premium Variable Life Insurance Policy issued through The Guardian Separate Account B.

Subject to shareholder approval, the RS Money Market VIP Series (the “Series”) will be liquidated. If approved, the Series will be eliminated as an investment allocation option under the variable life policies on April 30, 2015 and any policy account value in the policies that is allocated to the Series at the close of business on April 30, 2015 will be transferred to the Fidelity VIP Money Market Portfolio.

As always, the availability of any investment option is subject to change. See your prospectus for more information concerning the addition, deletion or substitution of investments.

Except as set forth herein, all other provisions of the prospectuses noted above, as heretofore supplemented, shall remain unchanged.

THIS PROSPECTUS SUPPLEMENT MUST BE PRECEDED OR ACCOMPANIED BY THE

MOST RECENT PROSPECTUS FOR THE APPLICABLE PRODUCT AND SHOULD BE

RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.